Rotable spare parts, furniture and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Rotable Spare Parts Furniture And Equipment Net
Schedule of rotable spare parts, furniture and equipment, net

	Gross value				Accumulated depreciation				Net carrying value
	At December 31, 2025		At December 31, 2024		At December 31, 2025		At December 31, 2024		At December 31, 2025		At December 31, 2024
Leasehold improvements to flight equipment	US$	595,816	US$	728,201	US$	(414,190)	US$	(482,233)	US$	181,626	US$	245,968
Pre-delivery payments (1)		316,425		484,590		—		—		316,425		484,590
Flight equipment		539,141		408,830		(115,474)		(89,750)		423,667		319,080
Construction and improvements in process		17,044		14,242		—		—		17,044		14,242
Constructions and improvements		11,150		9,154		(8,684)		(7,839)		2,466		1,315
Office furniture and equipment		4,165		3,621		(2,494)		(2,428)		1,671		1,193
Workshop machinery and equipment		3,219		2,671		(1,075)		(822)		2,144		1,849
Motorized transport equipment platform		1,898		1,600		(960)		(681)		938		919
Computer equipment		1,008		1,186		(830)		(1,130)		178		56
Communications equipment		1,092		798		(362)		(489)		730		309
Electric power equipment		1,006		781		(434)		(409)		572		372
Workshop tools		1,187		660		(711)		(559)		476		101
Service carts on board		890		542		(543)		(466)		347		76
Total	US$	1,494,041	US$	1,656,876	US$	(545,757)	US$	(586,806)	US$	948,284	US$	1,070,070

Schedule of property plant and equipment

	Flight equipment		Constructions and improvements		Computer equipment		Office furniture and equipment		Electric power equipment		WorkshopTools		Motorized transport equipment platform		Communications equipment		Workshop machinery and equipment		Service carts on board		Allowance for obsolescence		Pre-delivery payments		Construction and improvements in process		Leasehold improvements to flight equipment		Total
Net balance as of December 31, 2023	US$	135,039	US$	1,492	US$	85	US$	1,331	US$	185	US$	182	US$	139	US$	255	US$	1,036	US$	126	US$	—	US$	389,380	US$	27,135	US$	248,225	US$	804,610
Additions		207,075		—		2		7		251		—		985		—		964		—		—		235,287		11,183		129,354		585,108
Disposals and transfers		(367)		—		—		—		—		—		—		—		—		—		—		(159,993)		(3,938)		—		(164,298)
Borrowing costs, net (1)		—		—		—		—		—		—		—		—		—		—		—		19,916		—		—		19,916
Other movements		—		352		8		130		—		—		1		100		49		—		—		—		(20,138)		19,498		—
Depreciation		(22,667)		(529)		(39)		(275)		(64)		(81)		(206)		(46)		(200)		(50)		—		—		—		(151,109)		(175,266)
As of December 31, 2024		319,080		1,315		56		1,193		372		101		919		309		1,849		76		—		484,590		14,242		245,968		1,070,070
Cost		408,830		9,154		1,186		3,621		781		660		1,600		798		2,671		542		—		484,590		14,242		728,201		1,656,876
Accumulated depreciation		(89,750)		(7,839)		(1,130)		(2,428)		(409)		(559)		(681)		(489)		(822)		(466)		—		—		—		(482,233)		(586,806)
Net balance as of December 31, 2024		319,080		1,315		56		1,193		372		101		919		309		1,849		76		—		484,590		14,242		245,968		1,070,070
Additions		144,875		—		77		91		72		435		—		117		269		—		—		40,099		14,366		90,860		291,261
Disposals and transfers		(4,188)		—		(5)		(18)		(8)		—		—		(7)		(3)		—		—		(195,982)		(4,352)		—		(204,563)
Borrowing costs, net (1)		—		—		—		—		—		—		—		—		—		—		—		(12,282)		—		—		(12,282)
Other movements		—		1,995		92		698		209		95		346		388		307		348		—		—		(7,212)		2,734		—
Depreciation		(36,100)		(844)		(42)		(293)		(73)		(155)		(327)		(77)		(278)		(77)		—		—		—		(157,936)		(196,202)
As of December 31, 2025		423,667		2,466		178		1,671		572		476		938		730		2,144		347		—		316,425		17,044		181,626		948,284
Cost		539,141		11,150		1,008		4,165		1,006		1,187		1,898		1,092		3,219		890		—		316,425		17,044		595,816		1,494,041
Accumulated depreciation		(115,474)		(8,684)		(830)		(2,494)		(434)		(711)		(960)		(362)		(1,075)		(543)		—		—		—		(414,190)		(545,757)
Net balance as of December 31, 2025	US$	423,667	US$	2,466	US$	178	US$	1,671	US$	572	US$	476	US$	938	US$	730	US$	2,144	US$	347	US$	—	US$	316,425	US$	17,044	US$	181,626	US$	948,284

(1)	During the years ended December 31, 2025, and 2024, the Company capitalized borrowing costs of US$22,287 and US$35,107, respectively. The amount of this line is net of disposals of capitalized borrowing costs related to sale and leaseback transactions of US$34,569 and US$15,191, respectively.